Investment in joint ventures and associates - Investment in Material Joint Venture (Details) - Rombo Cía. Financiera S.A. - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of most significant investments in associates [Line Items]
Total assets	$ 94,219,825	$ 75,238,938
Total liabilities	68,324,665	58,485,058
Equity	25,895,160	16,753,880
Gain/Losses	$ 9,141,214	$ 4,137,133